Financial Liability (Details) - USD ($)				9 Months Ended
	Jan. 30, 2024	Aug. 25, 2022	Aug. 24, 2022	Dec. 31, 2024
Financial liability [Line Items]
Issuance of shares	486,871
Pre-funded warrants	1
Total consideration (in Dollars)	$ 2,949,857	$ 13,299,996
Number of shares			275
Pre-funded warrant	1,416,354	1	3,220,338	896,276
Warrants term		5 years
Expiry date		Aug. 24, 2027
Offering price (in Dollars per share)	$ 1.5499
Warrants per share (in Dollars per share)	$ 0.0001
Warrants to purchase	1,903,225
Exercise price (in Dollars per share)	$ 1.55		$ 5.16
ADSs [Member]
Financial liability [Line Items]
Issuance of shares	486,871	3,220,338
Pre-funded warrants		3,220,338
Offering price (in Dollars per share)	$ 1.55
Investors and Placement Agent [Member]
Financial liability [Line Items]
Warrants term	5 years
Investors and Placement Agent [Member] | ADSs [Member]
Financial liability [Line Items]
Warrants to purchase	1,998,386
Exercise price (in Dollars per share)	$ 1.55
Ordinary Shares [Member] | ADSs [Member]
Financial liability [Line Items]
Number of shares		275